Stock-Based Compensation Nonvested Shares and Other (Details) - Common Shares - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	1,194,000
Granted number of shares	571,000
Vested number of shares	(348,000)
Forfeited number of shares	(107,000)
Nonvested stock units, end of period - Number of shares	1,310,000	1,194,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 36.70
Granted weighted average grant date fair value	43.32	$ 37.24	$ 41.24
Vested weighted average grant date fair value	31.52
Forfeited weighted average grant date fair value	39.28
Nonvested stock units - end of period weighted average grant date fair value	$ 40.74	$ 36.70
Fair value of vested stock units	$ 15	$ 13	$ 11
Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 41.31	$ 35.96
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	7,000
Long-Term Incentive Plans | Deferred Compensation Stock Units | Maximum
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 1	$ 1
Shares issued and granted under stock compensation plans
Vested number of shares, unissued, fair value	$ 1
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	13,000	15,000	14,200